                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Litespeed Management

Address: 237 Park Avenue
        9th Floor
        New York, NY 10022



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    5/12/06
---------------------     ---------------------------      -------------------
    [Signature]                [City, State]                     [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                            VALUATION CURRENCY: USD


          ITEM 1          ITEM 2     ITEM 3        ITEM 4          ITEM 5          ITEM 6         ITEM 7             ITEM 8
          ------          ------     ------        ------          ------          ------         ------    -----------------------
                          Title                                                    Invest-
      Name of Issuer       of        Cusip         Fair         Shares of           ment                        Voting Authority
                          Class      Number        Market       Principal       Descretion         Man-
                                                   Value         Amount     Sole  Shared    Other  agers     Sole      Shared  Other
ASBURY AUTOMOTIVE
 GROUP IN               COMMON        043436104    6,113,200.00    310,000 N   X                   LITE      310,000    0      0
ABX AIR INC             OTC EQ        00080S101   10,454,174.00  1,535,121 N   X                   LITE    1,535,121    0      0
BON-TON STORES INC      OTC EQ        09776J101   12,448,862.00    384,818 N   X                   LITE      384,818    0      0
CHAPARRAL STEEL CO      OTC EQ        159423102   12,121,927.00    186,721 N   X                   LITE      186,721    0      0
WALT DISNEY CO          COMMON        254687106    2,231,200.00     80,000 N   X                   LITE       80,000    0      0
EMC CORP MASS           CALL OP       268648902      792,825.00    511,500 C   X                   LITE      511,500    0      0
FIRST DATA CORP         COMMON        319963104    2,809,200.00     60,000 N   X                   LITE       60,000    0      0
GUIDANT CORP            COMMON        401698105   19,397,910.00    248,500 N   X                   LITE      248,500    0      0
STREETTRACKS
 GOLD TRUST             COMMON        863307104    6,245,750.00    107,500 N   X                   LITE      107,500    0      0
W R GRACE & CO.         CALL OP       38388F908      700,000.00    200,000 C   X                   LITE      200,000    0      0
ISHARES TR RUSSELL
 2000 IND               CALL OP       464287955    2,220,000.00    600,000 C   X                   LITE      600,000    0      0
ISHARES TRUST           COMMON        464287655    6,153,570.00     81,000 N   X                   LITE       81,000    0      0
ST JOE CO               COMMON        790148100    9,740,200.00    155,000 N   X                   LITE      155,000    0      0
JOHNSON OUTDOORS
 INC CL A               OTC EQ        479167108    4,126,147.00    230,511 N   X                   LITE      230,511    0      0
KANSAS CITY
 SOUTHERN INDS          COMMON        485170302   19,144,970.00    775,100 N   X                   LITE      775,100    0      0
QUILMES INDL
 QUINSA SOCIET          COMMON        74838Y207      744,378.00     19,400 N   X                   LITE       19,400    0      0
MOTIENT CORP            OTC EQ        619908304    1,200,000.00     60,000 N   X                   LITE       60,000    0      0
MTR GAMING
 GROUP INC              OTC EQ        553769100   15,909,369.00  1,546,100 N   X                   LITE    1,546,100    0      0
ALTRIA GROUP INC        COMMON        02209S103   14,678,649.00    207,150 N   X                   LITE      207,150    0      0
MONOLITHIC SYSTEM
 TECH INC               OTC EQ        609842109   22,184,031.00  2,503,841 N   X                   LITE    2,503,841    0      0
NOVELIS INC             COMMON        67000X106    9,865,372.00    479,600 N   X                   LITE      479,600    0      0
PAXSON
 COMMUNICATIONS
 CORP                   COMMON        704231109    1,489,238.00  1,584,296 N   X                   LITE    1,584,296    0      0
PHH CORP NEW            COMMON        693320202   16,970,520.00    635,600 N   X                   LITE      635,600    0      0
PACKAGING
 DYNAMICS CORP          OTC EQ        695160101    6,556,604.00    473,401 N   X                   LITE      473,401    0      0
GRUPO TMM
 S A DE CV              COMMON        40051D105    4,772,016.00    969,922 N   X                   LITE      969,922    0      0
USEC INC                CALL OP       90333E908      150,000.00    500,000 C   X                   LITE      500,000    0      0
USEC INC                COMMON        90333E108    4,625,959.00    383,897 N   X                   LITE      383,897    0      0
VIACOM INC              COMMON        92553P201   18,129,300.00    467,250 N   X                   LITE      467,250    0      0
LYON WILLIAM
 HOMES                  COMMON        552074106    4,736,160.00     49,500 N   X                   LITE       49,500    0      0
WALTER INDS             CALL OP       93317Q905    1,182,720.00     92,400 C   X                   LITE       92,400    0      0
ZILOG INC NEW           OTC EQ        989524301    4,392,243.00  1,430,698 N   X                   LITE    1,430,698    0      0

    Total Under Management:                      242,286,494.00
                                                 ==============
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